Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000069244 | Novartis8262965
Holdings [Line Items]
Percent of Total Investments	1.30%
C000069244 | QUALCOMM8263586
Holdings [Line Items]
Percent of Total Investments	1.20%
C000069244 | AT&T8263321
Holdings [Line Items]
Percent of Total Investments	1.10%
C000069244 | Comcast8263386
Holdings [Line Items]
Percent of Total Investments	1.10%
C000069244 | Cisco Systems8263371
Holdings [Line Items]
Percent of Total Investments	1.00%
C000069244 | GSK8263053
Holdings [Line Items]
Percent of Total Investments	1.00%
C000069244 | Gilead Sciences8263444
Holdings [Line Items]
Percent of Total Investments	0.90%
C000069244 | Suncor Energy8262962
Holdings [Line Items]
Percent of Total Investments	0.90%
C000069244 | PetroChina8263087
Holdings [Line Items]
Percent of Total Investments	0.90%
C000069244 | Allison Transmission Holdings8263289
Holdings [Line Items]
Percent of Total Investments	0.90%
C000069244 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000069244 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000069244 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000069244 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000069244 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000069244 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000069244 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000069244 | France
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000069244 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000069244 | China
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000069244 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000069244 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000069244 | United States
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000142760 | Novartis8262965
Holdings [Line Items]
Percent of Total Investments	1.30%
C000142760 | QUALCOMM8263586
Holdings [Line Items]
Percent of Total Investments	1.20%
C000142760 | AT&T8263321
Holdings [Line Items]
Percent of Total Investments	1.10%
C000142760 | Comcast8263386
Holdings [Line Items]
Percent of Total Investments	1.10%
C000142760 | Cisco Systems8263371
Holdings [Line Items]
Percent of Total Investments	1.00%
C000142760 | GSK8263053
Holdings [Line Items]
Percent of Total Investments	1.00%
C000142760 | Gilead Sciences8263444
Holdings [Line Items]
Percent of Total Investments	0.90%
C000142760 | Suncor Energy8262962
Holdings [Line Items]
Percent of Total Investments	0.90%
C000142760 | PetroChina8263087
Holdings [Line Items]
Percent of Total Investments	0.90%
C000142760 | Allison Transmission Holdings8263289
Holdings [Line Items]
Percent of Total Investments	0.90%
C000142760 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000142760 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000142760 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000142760 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000142760 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000142760 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000142760 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000142760 | France
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000142760 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000142760 | China
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000142760 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000142760 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000142760 | United States
Holdings [Line Items]
Percent of Net Asset Value	59.00%